Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Retail revenues	$ 1,563,442	$ 1,241,883	$ 5,136,854	$ 3,597,976	$ 5,207,572	$ 3,153,564
Wholesale revenues	19,625	100,446	215,565	292,510	389,522	52,746
Total revenues	1,583,067	1,342,329	5,352,419	3,890,486	5,597,094	3,206,310
Cost of revenues	(305,674)	(229,861)	(1,354,097)	(1,065,511)	(1,753,496)	(521,097)
Gross profit	1,277,393	1,112,468	3,998,322	2,824,975	3,843,598	2,685,213
Operating expenses
Payroll and related expenses	1,061,299	657,508	4,131,233	2,078,906	3,160,763	1,482,438
General and administrative expenses	708,015	1,415,477	1,962,102	1,998,121	2,137,567	1,064,605
Rent expense	776,432	248,158	2,074,759	950,479	1,742,232	630,698
Professional fees	34,405	128,879	481,784	478,273	799,490	854,678
Depreciation and amortization expense	70,158	44,982	196,439	105,710	151,710	78,321
Total operating expenses	2,650,309	2,495,004	8,846,317	5,611,489	7,991,762	4,110,740
Loss from operations	(1,372,916)	(1,382,536)	(4,847,995)	(2,786,514)	(4,148,164)	(1,425,527)
Other income (expense)
Interest expense	(86,172)	(1)	(178,031)	(36,273)	(16,073)	$ (504)
Other income	5,913	8,742	5,913	7,903	7,903
Total other expense	(80,259)	8,742	(172,118)	(28,370)	(8,170)	$ (504)
Net loss	$ (1,453,175)	$ (1,373,794)	$ (5,020,113)	$ (2,814,884)	$ (4,156,334)	$ (1,426,031)
Basic loss per common share	$ (0.04)	$ (0.10)	$ (0.22)	$ (0.22)	$ (0.23)	$ (0.11)
Basic weighted average common shares outstanding	34,383,109	13,751,276	23,241,142	13,074,298	18,064,196	12,996,871